Rehabilitation and Closure Cost Provision - Description of Changes to the Reclamation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Description Of Closure And Rehabilitation Provisions [Abstract]
Beginning balance	$ 1,131	$ 1,091
Accretion expense	64	80
Foreign exchange fluctuation	(33)	(40)
Ending balance	$ 1,162	$ 1,131